Earnings per share (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Earnings Per Share

	2022	2021	2020
		Restated	Restated
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	20,245	11,529	7,848
- Total	30,900	11,304	7,956
Weighted average number of shares (Million)
- Basic	5,061	5,057	5,057
- Diluted	5,071	5,068	5,069
Basic earnings per ordinary share (US cents)
- Continuing operations	400.0	228.0	155.2
- Total	610.6	223.5	157.3
Diluted earnings per ordinary share (US cents)
- Continuing operations	399.2	227.5	154.8
- Total	609.3	223.0	157.0
Headline earnings per ordinary share (US cents)
- Basic	439.0	284.8	171.1
- Diluted	438.1	284.2	170.7

Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2022	2021	2020
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	30,900	11,304	7,956
Adjusted for:
(Gain)/loss on sales of PP&E, Investments and Operations 1	(95)	(50)	4
Impairments of property, plant and equipment, financial assets and intangibles	515	2,633	494
Samarco impairment expense	–	111	95
Cerrejón impairment expense	–	466	–
Gain on disposal of BHP Mitsui Coal	(840)	–	–
Gain on merger of Petroleum	(8,167)	–	–
Other 2	–	–	48
Tax effect of above adjustments	(97)	(60)	54

Subtotal of adjustments	(8,684)	3,100	695

Headline earnings	22,216	14,404	8,651

Diluted headline earnings	22,216	14,404	8,651

1	Included in other income.

2	Mainly represent BHP share of impairment embedded in the statutory income statement of the Group’s equity accounted investments.